Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total Revenue	$ 6,269	$ 108	$ 6,551	$ 165	$ 638	$ 82
Sale of produce
Disaggregation of Revenue [Line Items]
Total Revenue					551	82
Sale of intellectual property
Disaggregation of Revenue [Line Items]
Total Revenue					$ 87	$ 0
Minimum
Disaggregation of Revenue [Line Items]
Revenue payment terms					10 days
Maximum
Disaggregation of Revenue [Line Items]
Revenue payment terms					20 days